Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jan. 01, 2025	Dec. 31, 2024
Revenue
Deferred revenue-current	$ 46,843		$ 50,071
Deferred revenue-noncurrent	30,785		48,432
Total deferred revenue	77,628	$ 98,500	98,503
Estimated deferred revenue
Not later than 1 year	46,843		50,071
Between 1 to 2 years	20,826		39,288
Between 2 to 3 years	5,337		4,084
Between 3 to 4 years	966		1,095
Later than 4 years	3,656		3,965
Total deferred revenue	77,628	$ 98,500	98,503
Deferred revenue recognized	30,700
Oncology/Immunology segment
Revenue
Deferred revenue-current	46,541		50,007
Deferred revenue-noncurrent	30,785		48,432
Other Ventures segment
Revenue
Deferred revenue-current	$ 302		$ 64